Note 14 - Goodwill (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Goodwill percentage of total assets	36.00%	36.00%
Cost to sell rate	1.50%